Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of computing straight-line amortization
Rate of depreciation	%
Technology	20
Customer relationships	20
Trade names	10

Schedule of computing straight-line depreciation
Rate of depreciation	%
Computers and peripheral equipment	33
Office furniture and equipment	7 – 15